Stockholder's Equity (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended
	Nov. 06, 2014	Dec. 31, 2014	Dec. 31, 2014
Number of common stock issued for services			$ 20,000
KSix Media, Inc. and Subsidiaries [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		100,000,000	100,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized		30,000,000	30,000,000
Common stock, par value		$ 0.001	$ 0.001
Common stock, shares issued		21,000,000	21,000,000
Common stock, shares outstanding		21,000,000	21,000,000
Number of common stock shares issued for services	20,000,000	1,000,000
Number of common stock issued for services	$ 20,000	$ 20,000	$ 40,000